INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSET
INTANGIBLE ASSET

NOTE 9 – INTANGIBLE ASSET

The Company capitalized the costs associated with acquiring the exclusive worldwide license to develop and commercialize products comprising or containing the compound ART27.13 as an intangible asset at a value of $2,039 as of December 31, 2025, and 2024.

The amount capitalized consisted of a $1,500 payment and the fair value of 227 shares of common stock of $539. During the year ended December 31, 2025, no additional costs met the criteria for capitalization as an intangible asset.